Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes (Details) [Line Items]
Self assessments period	4 years
Federal tax rate	21.00%
Deferred tax assets (in Dollars)	$ 107,368
Israel [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate	23.00%
Singapore [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate	17.00%
Australia [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate	27.50%